Leases - Summary of Maturity Analysis (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Leases
2024	¥ 33,693
2025	27,188
2026	2,192
Subtotal	63,073
Less: imputed interest	(2,872)
Lease liabilities	¥ 60,201